PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)

Common Stocks – 97.5% of Net Assets

	Aerospace & Defense – 1.6%
1,119	Boeing Co. (The)(a)	$135,489

	Air Freight & Logistics – 0.6%
570	Expeditors International of Washington, Inc.	50,337

	Automobiles – 3.5%
5,399	General Motors Co.	173,254
454	Tesla, Inc.(a)	120,423

		293,677

	Banks – 3.9%
4,082	Citigroup, Inc.	170,097
3,897	Wells Fargo & Co.	156,737

		326,834

	Beverages – 2.6%
140	Boston Beer Co., Inc. (The), Class A(a)	45,311
2,007	Monster Beverage Corp.(a)	174,529

		219,840

	Biotechnology – 4.0%
651	Alnylam Pharmaceuticals, Inc.(a)	130,304
510	BioMarin Pharmaceutical, Inc.(a)	43,233
750	CRISPR Therapeutics AG(a)	49,012
172	Regeneron Pharmaceuticals, Inc.(a)	118,486

		341,035

	Capital Markets – 11.4%
2,704	Charles Schwab Corp. (The)	194,336
176	FactSet Research Systems, Inc.	70,419
490	Goldman Sachs Group, Inc. (The)	143,595
1,276	Intercontinental Exchange, Inc.	115,287
4,218	KKR & Co., Inc.	181,374
147	MSCI, Inc.	62,003
1,115	SEI Investments Co.	54,691
2,286	State Street Corp.	139,012

		960,717

	Consumer Finance – 3.7%
6,602	Ally Financial, Inc.	183,734
1,439	Capital One Financial Corp.	132,632

		316,366

	Entertainment – 5.3%
1,504	Netflix, Inc.(a)	354,102
1,002	Walt Disney Co. (The)(a)	94,518

		448,620

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – 0.4%
166	Intuitive Surgical, Inc.(a)	$31,115

	Health Care Providers & Services – 1.5%
706	HCA Healthcare, Inc.	129,756

	Health Care Technology – 1.6%
2,339	Doximity, Inc., Class A(a)	70,685
405	Veeva Systems, Inc., Class A(a)	66,776

		137,461

	Hotels, Restaurants & Leisure – 3.6%
76	Booking Holdings, Inc.(a)	124,884
963	Starbucks Corp.	81,143
1,198	Yum China Holdings, Inc.	56,701
380	Yum! Brands, Inc.	40,409

		303,137

	Insurance – 3.1%
2,247	American International Group, Inc.	106,688
760	Willis Towers Watson PLC	152,714

		259,402

	Interactive Media & Services – 11.2%
3,725	Alphabet, Inc., Class A(a)	356,296
875	Alphabet, Inc., Class C(a)	84,131
2,340	Meta Platforms, Inc., Class A(a)	317,491
7,861	Pinterest, Inc., Class A(a)	183,162

		941,080

	Internet & Direct Marketing Retail – 5.1%
581	Alibaba Group Holding Ltd., Sponsored ADR(a)	46,474
3,431	Amazon.com, Inc.(a)	387,703

		434,177

	IT Services – 7.2%
661	Block, Inc.(a)	36,348
1,995	Fiserv, Inc.(a)	186,672
503	Gartner, Inc.(a)	139,175
667	PayPal Holdings, Inc.(a)	57,409
1,183	Shopify, Inc., Class A(a)	31,870
883	Visa, Inc., Class A	156,865

		608,339

	Life Sciences Tools & Services – 0.8%
341	Illumina, Inc.(a)	65,059

	Machinery – 1.9%
116	Deere & Co.	38,731
510	Parker-Hannifin Corp.	123,578

		162,309

Shares	Description	Value (†)

Common Stocks – continued

	Media – 2.7%
425	Charter Communications, Inc., Class A(a)	$128,924
3,265	Comcast Corp., Class A	95,762

		224,686

	Oil, Gas & Consumable Fuels – 5.0%
5,778	APA Corp.	197,550
1,983	EOG Resources, Inc.	221,560

		419,110

	Pharmaceuticals – 1.7%
1,250	Novartis AG, Sponsored ADR	95,012
458	Novo Nordisk A/S, Sponsored ADR	45,631

		140,643

	Real Estate Management & Development – 1.6%
2,037	CBRE Group, Inc., Class A(a)	137,518

	Semiconductors & Semiconductor Equipment – 2.6%
1,160	NVIDIA Corp.	140,813
691	QUALCOMM, Inc.	78,069

		218,882

	Software – 9.1%
703	Autodesk, Inc.(a)	131,320
470	Microsoft Corp.	109,463
4,295	Oracle Corp.	262,296
1,365	Salesforce, Inc.(a)	196,342
450	Workday, Inc., Class A(a)	68,499

		767,920

	Textiles, Apparel & Luxury Goods – 0.4%
4,572	Under Armour, Inc., Class A(a)	30,404

	Tobacco – 1.4%
2,933	Altria Group, Inc.	118,435

	Total Common Stocks (Identified Cost $9,241,765)	8,222,348

Principal Amount

Short-Term Investments – 3.1%
$266,220	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $266,246 on 10/03/2022 collateralized by $277,000 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $271,654 including accrued interest(b) (Identified Cost $266,220)	266,220

	Total Investments – 100.6% (Identified Cost $9,507,985)	8,488,568
	Other assets less liabilities – (0.6)%	(52,475)

	Net Assets – 100.0%	$8,436,093

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,222,348	$—	$—	$8,222,348
Short-Term Investments	—	266,220	—	266,220

Total	$8,222,348	$266,220	$—	$8,488,568

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Capital Markets	11.4%
Interactive Media & Services	11.2
Software	9.1
IT Services	7.2
Entertainment	5.3
Internet & Direct Marketing Retail	5.1
Oil, Gas & Consumable Fuels	5.0
Biotechnology	4.0
Banks	3.9
Consumer Finance	3.7
Hotels, Restaurants & Leisure	3.6
Automobiles	3.5
Insurance	3.1
Media	2.7
Beverages	2.6
Semiconductors & Semiconductor Equipment	2.6
Other Investments, less than 2% each	13.5
Short-Term Investments	3.1

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%